Financial instruments (Details Narrative)	12 Months Ended
Dec. 31, 2023 CAD ($)
Notes and other explanatory information [abstract]
Possible effect of 10% change in exchange rate regarding the USD to the net income (loss)	$ 110,000
Possible effect of 10% change in exchange rate regarding the MXN to the net income (loss)	44,000
Possible effect of 1% change in the interest rate to the net income (loss)	42,000
Possible effect of 1% change in the commodity price to the net income (loss)	$ 11,000